ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current:
Accounts receivables	$ 648	$ 797
Finance lease receivables	108	91
Prepayments & other assets	30	51
Total current	786	939
Non-current:
Finance lease receivables	1,315	1,239
Restricted cash	79	91
Other assets	155	94
Total non-current	1,549	1,424
Brazil
Current:
Accounts receivables	$ 200	$ 291